BUSINESS SEGMENTS	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Segment Reporting [Abstract]
BUSINESS SEGMENTS

(12) BUSINESS SEGMENTS:

Sales, operating income and depreciation and amortization by reportable segment follow (in thousands):

Sales	Three Months Ended March 28, 2014	Three Months Ended March 29, 2013
FSS North America	$2,396,880	$2,354,315
FSS International	744,163	702,154
Uniform	360,964	347,268

	$3,502,007	$3,403,737

Operating Income (Loss)	Three Months Ended March 28, 2014	Three Months Ended March 29, 2013
FSS North America	$125,416	$84,238
FSS International	13,163	(10,027)
Uniform	36,564	23,277

	175,143	97,488
Corporate	(54,336)	(17,273)

Operating Income	120,807	80,215
Interest and Other Financing Costs, net	(102,074)	(147,124)

Income (Loss) Before Income Taxes	$18,733	$(66,909)

Depreciation and Amortization	Three Months Ended March 28, 2014	Three Months Ended March 29, 2013
FSS North America	$91,954	$93,161
FSS International	13,916	16,019
Uniform	19,170	25,898
Corporate	277	226

	$125,317	$135,304

Sales	Six Months Ended March 28, 2014	Six Months Ended March 29, 2013
FSS North America	$5,017,231	$4,811,899
FSS International	1,519,738	1,427,051
Uniform	728,119	700,702

	$7,265,088	$6,939,652

Operating Income	Six Months Ended March 28, 2014	Six Months Ended March 29, 2013
FSS North America	$288,550	$225,789
FSS International	40,235	9,183
Uniform	76,859	54,373

	405,644	289,345
Corporate	(127,615)	(33,811)

Operating Income	278,029	255,534
Interest and Other Financing Costs, net	(185,427)	(260,475)

Income (Loss) Before Income Taxes	$92,602	$(4,941)

Depreciation and Amortization	Six Months Ended March 28, 2014	Six Months Ended March 29, 2013
FSS North America	$188,002	$185,009
FSS International	29,375	31,798
Uniform	44,402	51,442
Corporate	362	455

	$262,141	$268,704

In the first and second fiscal quarters, within the FSS North America segment, historically there has been a lower level of activity at the sports and leisure food service operations that is partly offset by increased activity in the educational operations. However, in the third and fourth fiscal quarters, historically there has been a significant increase at sports and leisure accounts that is partially offset by the effect of summer recess on the educational accounts.

NOTE 14. BUSINESS SEGMENTS:

The Company provides or manages services in two strategic areas: Food and Support Services and Uniform and Career Apparel, which are organized and managed in the following reportable business segments:

Food and Support Services—North America—Food, refreshment, specialized dietary and support services, including facility maintenance and housekeeping, provided to business, educational and healthcare institutions and in sports, entertainment, recreational and other facilities serving the general public in the United States, Canada and Mexico. Food and Support Services—North America sales and operating income for fiscal 2013 were negatively affected by Hurricane Sandy and the National Hockey League lockout. Food and Support Services—North America operating income for fiscal 2013 includes $43.5 million of severance and related costs. Food and Support Services—North America operating income for fiscal 2013 also includes $6.8 million of asset write-offs and other income recognized of approximately $14.0 million relating to the recovery of the Company’s investment (possessory interest) at one of the National Park Service (“NPS”) sites in the Sports, Leisure and Corrections sector, which was terminated in the current year. Food and Support Services—North America operating income for fiscal 2012 includes transition and integration costs of $4.9 million related to the Filterfresh acquisition, a favorable risk insurance adjustment of $1.7 million related to favorable claims experience and other income recognized of $6.7 million relating to the recovery of the Company’s investment (possessory interest) at one of the NPS sites in Sports, Leisure and Corrections sector, which was terminated in the prior year. Food and Support Services—North America operating income for fiscal 2011 includes other income recognized of $7.8 million related to a compensation agreement signed with the NPS under which the NPS agreed to pay down a portion of the Company’s investment (possessory interest) in certain assets at one of the Company’s NPS sites in the Sports, Leisure and Corrections sector, severance related expenses of $6.2 million and a favorable risk insurance adjustment of $0.9 million related to favorable claims experience.

Food and Support Services—International—Food, refreshment, specialized dietary and support services, including facility maintenance and housekeeping, provided to business, educational and healthcare institutions and in sports, entertainment, recreational and other facilities serving the general public. Operations are conducted in 19 countries, including the U.K., Germany, Chile, Ireland, Spain, China, Belgium, Korea, Argentina and Japan. Food and Support Services—International operating income for fiscal 2013 includes $14.6 million of severance and related costs and $16.9 million of goodwill impairment charges and other asset write-offs. Food and Support Services—International operating income for fiscal 2012 includes a favorable adjustment of $1.5 million related to a non-income tax settlement in the U.K. and $2.9 million of severance related expenses. Food and Support Services—International operating income for fiscal 2011 includes a gain of $7.7 million related to the divestiture of the Company’s 67% ownership interest in the security business of its Chilean subsidiary (see Note 3), favorable non-income tax settlements in the U.K. of $5.3 million, a goodwill and other intangible assets impairment charge of $5.3 million (see Note 5), a gain on the sale of land in Chile of $1.7 million and severance related expenses of $11.4 million.

Uniform and Career Apparel—Rental, sale, cleaning, maintenance and delivery of personalized uniform and career apparel and other textile items on a contract basis and direct marketing of personalized uniforms and career apparel and accessories to businesses, public institutions and individuals. Also provided are walk-off mats, cleaning cloths and disposable towels. Uniform and Career Apparel operating income for fiscal 2013 includes $8.5 million of severance and related costs, which includes $3.7 million of severance related expenses recorded in the first quarter of fiscal 2013, and a net charge of approximately $6.5 million related to multiemployer pension withdrawals and a final settlement of wage and hour claims, net of a favorable risk insurance adjustment. Uniform and Career Apparel operating income for fiscal 2012 includes a favorable risk insurance adjustment of $5.7 million related to favorable claims experience and severance related expenses of $2.6 million. Uniform and Career Apparel operating income for fiscal 2011 includes a gain of $2.6 million related to a property settlement of an eminent domain claim, a risk insurance adjustment of $4.8 million related to favorable claims experience and severance related expenses of $3.9 million.

Sales by segment are substantially comprised of services to unaffiliated customers and clients. Operating income reflects expenses directly related to individual segments plus an allocation of corporate expenses applicable to more than one segment.

Corporate—Corporate includes general corporate expenses not specifically allocated to an individual segment and share-based compensation expense (see Note 11). Corporate expenses for fiscal 2013 includes $1.1 million of severance and related costs. During fiscal 2011, the Company recorded severance related expenses of $1.3 million.

Interest and Other Financing Costs, net, for fiscal 2013 was favorably impacted by the maturity of interest rate swaps during fiscal 2012. Interest and Other Financing Costs, net, for fiscal 2013 includes charges of $39.8 million in connection with the tender offer and Satisfaction and Discharge (see Note 6), consisting of $12.9 million of third party costs for the tender offer premium and $26.9 million of non-cash charges for the write-off of deferred financing costs. Interest and Other Financing Costs, net, for fiscal 2013 also includes approximately $11.6 million of third-party costs incurred related to Amendment Agreement No. 3 to the senior secured credit agreement (see Note 6) and approximately $3.2 million of hedge ineffectiveness related to the repayment of the Canadian subsidiary’s term loan with a maturity date of January 26, 2014 (see Note 7). Interest and Other Financing Costs, net, for fiscal 2012 includes $11.1 million of third-party costs related to Amendment Agreement No. 2 (see Note 6) and the amendment of the Company’s Canadian subsidiary cross currency swap (see Note 7). Interest and Other Financing Costs, net, for fiscal 2011 includes a write-off of deferred financing fees of $2.1 million related to the amendment that extended the U.S. dollar denominated portion of the revolving credit facility and interest income of $14.1 million related to favorable non-income tax settlements in the U.K.

Financial information by segment follows (in millions):

	Sales
	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Food and Support Services—North America	$9,665.2	$9,413.2	$9,019.0
Food and Support Services—International	2,869.2	2,729.5	2,723.3
Uniform and Career Apparel	1,411.3	1,362.7	1,340.1

	$13,945.7	$13,505.4	$13,082.4

	Operating Income
	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Food and Support Services—North America	$405.1	$425.6	$400.5
Food and Support Services—International	66.2	89.9	79.9
Uniform and Career Apparel	117.3	118.1	117.3

	588.6	633.6	597.7
Corporate	(74.2)	(51.8)	(50.6)

Operating Income	514.4	581.8	547.1
Interest and other financing costs, net	(423.8)	(456.8)	(451.1)

Income from Continuing Operations Before Income Taxes	$90.6	$125.0	$96.0

	Depreciation and Amortization
	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Food and Support Services—North America	$375.7	$364.7	$341.9
Food and Support Services—International	62.5	61.0	62.6
Uniform and Career Apparel	102.0	102.6	105.1
Corporate	1.9	0.9	0.9

	$542.1	$529.2	$510.5

	Capital Expenditures and Client Contract Investments and Other*
	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Food and Support Services—North America	$285.6	$281.0	$207.9
Food and Support Services—International	60.7	51.9	58.6
Uniform and Career Apparel	46.7	40.5	33.3
Corporate	0.1	—	0.4

	$393.1	$373.4	$300.2

*	Includes amounts acquired in business combinations

	Identifiable Assets
	September 27, 2013	September 28, 2012
Food and Support Services—North America	$6,939.3	$7,120.8
Food and Support Services—International	1,531.2	1,527.7
Uniform and Career Apparel	1,670.0	1,681.7
Corporate	126.6	157.2

	$10,267.1	$10,487.4

The following geographic data include sales generated by subsidiaries within that geographic area and net property & equipment based on physical location (in millions):

	Sales
	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
United States	$10,025.0	$9,729.6	$9,369.6
Foreign	3,920.7	3,775.8	3,712.8

	$13,945.7	$13,505.4	$13,082.4

	Net Property & Equipment
	September 27, 2013	September 28, 2012
United States	$789.4	$790.1
Foreign	187.9	186.2

	$977.3	$976.3